UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                   811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
September 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--20.5%	Principal Amount ($)	Value ($)

American Express Centurion Bank
3.02%, 10/22/08	105,000,000	105,000,000
Branch Banking & Trust Co.
2.88%, 11/5/08	100,000,000	100,000,000
Comerica Inc.
3.62%, 10/22/08	125,000,000	125,000,000
Compass Bank
3.14%, 1/16/09	175,000,000	175,005,120
Fifth Third Bank
2.80% - 2.86%, 11/17/08 - 12/11/08	260,000,000	260,000,000
State Street Bank and Trust Co.
3.00%, 10/20/08	200,000,000	200,000,000
SunTrust Bank
3.00%, 12/16/08	217,000,000	217,000,000
Wachovia Bank, N.A.
3.05%, 12/19/08	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,232,005,120)		1,232,005,120
Commercial Paper--53.7%

Allied Irish Banks N.A. Inc.
2.80% - 3.10%, 11/14/08 - 1/20/09	100,000,000	99,361,125
Barclays Financial LLC
3.10%, 1/20/09	250,000,000	247,648,958
Beethoven Funding Corp.
6.50%, 10/1/08	232,000,000 a	232,000,000
BNP Paribas Finance Inc.
2.50%, 10/14/08	200,000,000	199,820,167
Canadian Imperial Holdings
2.78% - 2.80%, 10/9/08 - 10/15/08	250,000,000	249,778,008
Citigroup Funding Inc.
2.92% - 3.20%, 11/18/08 - 12/23/08	290,000,000	288,216,989

Commerzbank U.S. Finance Inc.
2.88% - 3.09%, 11/6/08 - 1/20/09	280,000,000	278,459,300
FCAR Owner Trust, Ser. I
7.00%, 10/1/08	232,000,000	232,000,000
Gemini Securitization Corp., LLC
6.00%, 10/1/08	232,000,000 a	232,000,000
Greenwich Capital Holdings Inc.
2.71%, 10/7/08	25,000,000	24,988,875
Hannover Funding Company LLC
7.00%, 10/1/08	45,000,000 a	45,000,000
Mont Blanc Capital Corp.
7.00%, 10/1/08	225,000,000 a	225,000,000
Natexis Banques Populaires US Finance Co. LLC
3.20%, 12/29/08	200,000,000	198,439,144
Sanpaolo IMI U.S. Financial Co.
2.84%, 12/1/08	75,000,000	74,644,167
Societe Generale N.A. Inc.
2.88% - 3.00%, 10/10/08 - 12/10/08	225,000,000	224,083,042
Three Pillars Funding LLC
6.50%, 10/1/08	232,000,000 a	232,000,000
UBS Finance Delaware LLC
2.90%, 12/17/08	75,000,000	74,538,802
Unicredit Delaware Inc.
2.86%, 12/12/08	75,000,000	74,574,000
Total Commercial Paper
(cost $3,232,552,577)		3,232,552,577
Corporate Notes--4.6%

Lehman Brothers Holdings Inc.
0.00%, 3/27/09	100,000,000 c,d	13,000,000
Morgan Stanley
2.64%, 10/3/08	150,000,000 b	150,000,000
Wachovia Bank, N.A.
3.25%, 12/24/08	113,000,000 b	112,784,199
Total Corporate Notes
(cost $362,784,199)		275,784,199
Promissory Note--2.9%

Goldman Sachs Group Inc.

7.14%, 10/1/08
(cost $175,000,000)	175,000,000 [e]	175,000,000
U.S. Government Agency--4.8%

Federal Home Loan Bank System
0.10%, 10/1/08
(cost $290,320,000)	290,320,000	290,320,000
Time Deposit--3.6%

Wells Fargo Bank, NA (Grand Cayman)
0.01%, 10/1/08
(cost $216,000,000)	216,000,000	216,000,000
Repurchase Agreement--8.6%

Barclays Financial LLC
1.00%-1.80%, dated 9/30/08, due 10/1/08 in the amount of
$517,019,183 (fully collateralized by $40,160,000
Federal Home Loan Bank System, 3.625%, due 7/1/11, value
$40,963,618, $227,128,000 Federal Home Loan Mortgage
Corp., 4.125%-5.625%, due 2/24/11-4/2/14, value
$238,781,610 and $248,000,000 Federal National
Mortgage Association, 1.86%, due 12/30/09,
value $247,595,760)
(cost $517,000,000)	517,000,000	517,000,000

Short-Term Investment--1.3%

Capital Support Agreement
(cost $0)	0 [d]	77,962,945

Total Investments (cost $6,025,661,896)	100.0%	6,016,624,841
Cash and Receivables (Net)	.0%	1,109,281
Net Assets	100.0%	6,017,734,122

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $966,000,000 or 16.0% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Issuer filed for bankruptcy on September 15, 2008.
d The Bank of New York Mellon Corporation ("BNY Mellon") has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent necessary to ensure that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.

e	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 5/15/06 at a cost of $175,000,000. At September 30, 2008, the aggregate value of this security is $175,000,000 representing 2.9% of net assets and is valued at cost.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	6,016,624,841

Level 3 - Significant Unobservable Inputs	0

Total	6,016,624,841

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)